Significant Transactions -- OneMain Acquisition Narrative (Details) $ in Millions					3 Months Ended
	Mar. 31, 2016 USD ($)	Nov. 15, 2015 USD ($)	Nov. 13, 2015 state branch	Oct. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value		$ 8,100
Business Combination, Acquired Receivables, Gross Contractual Amount		11,600
Business Combination, Acquired Receivables, Estimated Uncollectible		2,200
OneMain
Business Acquisition [Line Items]
Aggregate Purchase Price	$ 4,455	$ 4,500		$ 4,478
Measurement period, finalizing purchase price accounting					1 year
Number of branches to be divested | branch			127
Number of states where branches will be divested | state			11
Personal loans	$ 8,795			$ 8,801	$ 8,795